EQUITY	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
EQUITY

12. EQUITY

Ordinary shares

Meiwu Technology Company Limited is established under the laws of British Virgin Islands on December 4, 2018 with 50,000 authorized and issued ordinary shares of par value USD$1.00 each in class. Subsequently on November 15, 2019, the Company issued 16,666 new shares for $16,666, with a par value of USD$1.00, and issued ordinary shares became 66,666 in total. On November 27, 2019, the board of directors of the Company approved written resolutions that the authorized and issued shares in the Company change from a par value of USD$1.00 each of a single class to no par value each of a single class, and that the 66,666 shares of no par value each of a single class in issue be divided pro-rata into 20,000,000 shares of no par value each of a single class. As a part of the company’s recapitalization prior to completion of its initial public offering, the Company has retroactively restated all shares and per share data.

The Company completed IPO of 5,000,000 shares of ordinary shares and 999,910 ordinary shares offered by the selling shareholder, Eternal Horizon International Company Limited at a price of US$5.00 per share to the public for a total of $29,999,550 of gross proceeds. Net proceeds were $26.5 million after deducting $3.5 million in underwriter’s fee and expenses.

On November 23, 2021, the Company entered into a Share Purchase Agreement (“SPA”) with Boxinrui International Holdings Limited, a British Virgin Islands business company (the “Anxin BVI”), and all the shareholders of Anxin BVI, who collectively hold 100% issued and outstanding shares of Anxin BVI (the “Sellers”). Anxin BVI indirectly owns 100% of Beijing Anxin Jieda Logistics Co., Ltd. (“Anxin”), a company organized under the laws of the PRC, via Anxin BVI’s wholly-owned subsidiary in Hong Kong, Hong Kong Anxin Jieda Co., Limited. Anxin is a company engaging in the business of transportation and logistics based in Beijing, China. Pursuant to the SPA, at the closing, we shall deliver to the Sellers a total of 7,968,755 ordinary shares, no par value (“Ordinary Shares”), however, if the audit of the Anxin’s financial statements for the years ended December 31, 2020 and 2019 is not completed by the sixty-fifth (65th) day following the date of the SPA, the 50% of the Share Consideration paid to each Seller shall be forfeited and returned to the Company for cancellation. As of March 11, 2022, Anxin BVI failed to deliver the audited financial statements of Anxin for the year ended December 31, 2020 and 2019. Therefore, we entered into a termination agreement, (the “Termination Agreement”) pursuant to which, the parties agreed to terminate the transaction as contemplated by the SPA and the Sellers agreed to return 7,968,755 Ordinary Shares to the Company immediately and such Ordinary Shares were forfeited and reserved as the treasury shares of the Company on June 14, 2022.

In March 2022, the Company adopted a share incentive plan, which is referred to as the 2022 Equity Incentive Plan (“the 2022 Plan”). The purpose of the plan is to attract and retain the best available personnel for positions of substantial responsibility, provide additional incentive to employees, directors and consultants and promote the success of the Company’s business. Under the 2022 Plan, the maximum aggregate number of Shares that may be issued under the Plan is 4,945,313 Shares.

On March 31, 2022, the Company entered into a Share Purchase Agreement (“SPA”) with Magnum International Holdings Limited, a British Virgin Islands business company (the “Yundian BVI”), and all the shareholders of Yundian BVI, who collectively hold 100% issued and outstanding shares of Yundian BVI (the “Sellers”). Yundian BVI indirectly owns 100% of Dalian Yundian Zhiteng Technology Company Limited (“Yundian”), a company organized under the laws of the PRC, via Yundian BVI’s wholly-owned subsidiary in Hong Kong, Yun Tent Technology Company Limited. Yundian is a company engaging in the information technology and communication engineering based in Dalian, China. Pursuant to the SPA, the Company agreed to acquire 100% of the issued and outstanding shares of Yundian BVI. Upon the closing, the Company shall deliver to the Sellers total consideration of US$8.1 million to be paid in ordinary shares, no par value (“Ordinary Shares”), of the Company, at a price of US$0.9 per share, for a total of 9,000,000 Ordinary Shares (“Share Consideration”) provided, however, if the audit of the Yundian’s financial statements for the years ended December 31, 2021 and 2020 is not completed by the sixty-fifth (65th) day following the closing date of the transaction contemplated in the SPA, all the Share Consideration paid to each Seller shall be forfeited and returned to the Company for cancellation. The closing of the Yundian SPA occurred on April 19, 2022.

MEIWU TECHNOLOGY COMPANY LIMITED

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

12. EQUITY (CONTINUED)

On June 23, 2022, the Company entered into a Share Purchase Agreement (“SPA”) with Mahaotiaodong Information Technology Company Limited, a British Virgin Islands business company (the “Mahao BVI”), and all the shareholders of Mahao BVI, who collectively hold 100% issued and outstanding shares of Mahao BVI (the “Sellers”). Mahao BVI indirectly owns 100% of Code Beating (Xiamen) Technology Company Limited (“Code Beating”), a company organized under the laws of the PRC, via Mahao BVI’s wholly-owned subsidiary in Hong Kong, DELIMOND Limited. Code Beating is a company engaging in providing Internet access and related services based in Xiamen, China. Pursuant to the SPA, the Company agreed to acquire 100% of the issued and outstanding shares of Mahao BVI. Upon the closing, the Company shall deliver to the Sellers total consideration of US$6 million to be paid in ordinary shares, no par value (“Ordinary Shares”), of the Company, at a price of US$0.6 per share, for a total of 10,000,000 Ordinary Shares (“Share Consideration”) provided, however, if the audit of the Code Beating’s financial statements for the years ended December 31, 2021 and 2020 is not completed by the sixty-fifth (65th) day following the closing date of the transaction contemplated in the SPA, all the Share Consideration paid to each Seller shall be forfeited and returned to the Company for cancellation. The closing of the Code Beating SPA occurred on June 23, 2022.

On December 12, 2022, the Company entered into a Share Purchase Agreement (“SPA”) with Xinfuxin International Holdings Limited, a British Virgin Islands business company (the “Yuanxing BVI”), and all the shareholders of Yuanxing BVI, who collectively hold 100% issued and outstanding shares of Yuanxing BVI (the “Sellers”). Yuanxing BVI indirectly owns 100% of Hunan Yuanxing Chanrong Technology Co., Ltd (“Yuanxing”), a company organized under the laws of the PRC, via Yuanxing BVI’s wholly-owned subsidiary in Hong Kong, Antai Medical Limited. Pursuant to the SPA, the Company agreed to acquire 100% of the issued and outstanding shares of Yuanxing BVI. Upon the closing, the Company shall deliver to the Sellers total consideration of US$9.6 million to be paid in ordinary shares, no par value (“Ordinary Shares”), of the Company, at a price of US$0.8 per share, for a total of 12,000,000 Ordinary Shares (“Share Consideration”). The closing of the Yuanxing SPA occurred on December 23, 2022.

On February 21, 2024 under the incentive plan registered of the Company issuance of 438,498 Ordinary Shares with a cost basis of $1.01 per share.

On October 23, 2024, the Company sold 30,000,000 Ordinary Shares (the “Resale Shares”) to Mr. Changbin Xia, the chairman of the board of directors of the Company, at an offering price of $0.80 per share, pursuant to a certain securities purchase agreement dated October 22, 2024 (“Private SPA”). The Resale Shares were also registered in the Registration Statement.

On December 2, 2024, the Company closed a best-efforts offering (the “Primary Offering”) of 30,000,000 Ordinary Shares (the “Primary Offering Shares”) of the Company, to certain investors pursuant to that certain securities purchase agreement (the “Primary Offering SPA”), dated as of November 27, 2024, at an offering price of $0.80 per share.

On August 11, 2025 under the incentive plan registered of the Company issuance of 475,220 Ordinary Shares with a cost basis of $1.72 per share.

On September 5, 2025, the Company sold 12,000,000 Ordinary Shares (the “Resale Shares”) to Mr. Changbin Xia, the chairman of the board of directors of the Company, at an offering price of $0.80 per share, pursuant to a certain securities purchase agreement (“Private SPA”). The Resale Shares were also registered in the Registration Statement.

On January 26, 2026, the Company entered into a certain securities purchase agreement (the “2026 Primary Offering SPA”), with certain investors for a best-efforts offering (the “2026 Primary Offering”) of 38,000,000 Ordinary Shares (on a pre-2026 Reverse Split basis) (the “2026 Primary Offering Shares”) of the Company, at an offering price of $0.80 per share.

On March 18, 2026, the Company entered into a certain securities purchase agreement with certain investors for the purchase and sale of an aggregate of 6,999,996 of the Company’s Ordinary Shares (on a pre-2026 Reverse Split basis) and warrants (the “Warrants”) to purchase up to 6,999,996 Ordinary Shares (on a pre-2026 Reverse Split basis) at an exercise price of $2.00 per share. The net proceeds from this offering were $12,651,733.

On May 5, 2026, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with certain purchasers (the “Purchasers”), pursuant to which the Company agreed to sell and issue an aggregate of 25,000,000 ordinary shares of the Company (the “Ordinary Shares”), with no par value, at a purchase price of $0.626 per share in a private transaction (the “Offering”). The gross proceeds to the Company from the Offering were approximately $15,650,000 (the “Subscription Amount”), before deducting other offering expenses payable by the Company. The offering was closed on May 8, 2026. Immediately following the closing of the Offering, the Company has 26,330,471 Ordinary Shares are issued and outstanding.

As of June 30, 2026 and December 31, 2025, 26,330,471 and 156,434 ordinary shares were issued and outstanding with no par value, respectively.

Share Consolidation

On November 27, 2023, the shareholders of the Company held an extraordinary general meeting (the “Meeting”) and approved by an ordinary resolution of a share consolidation (the “Share Consolidation”) that every thirty-five (35) issued and unissued ordinary shares of the Company be consolidated into one (1) ordinary shares issued. As a consequence of the Share Consolidation, the par value of each issued and authorized but unissued ordinary share of the Company will remain as no par value. The Company believes it is appropriate to reflect the Share Consolidation of its Ordinary Shares on a retroactive basis pursuant to ASC 260. All shares and per share data for all the periods presented have been retroactively restated.

On March 5, 2025, the shareholders of the Company held an extraordinary general meeting (the “Meeting”) and approved by an ordinary resolution of a share consolidation (the “Share Consolidation”) that every twenty (20) issued and unissued ordinary shares of the Company be consolidated into one (1) ordinary shares issued. As a consequence of the Share Consolidation, the par value of each issued and authorized but unissued ordinary share of the Company will remain as no par value. The Company believes it is appropriate to reflect the Share Consolidation of its Ordinary Shares on a retroactive basis pursuant to ASC 260. All shares and per share data for all the periods presented have been retroactively restated.

On March 17, 2026, the Company effectuated the 2026 Reverse Split of its Ordinary Shares on an one-for-one hundred basis. In connection with the 2026 Reverse Split, the Company’s shareholders received one new Ordinary Share of the Company for every one hundred Ordinary Shares they hold. The Company’s Ordinary Shares began trading on a 2026 Reverse Split-adjusted basis when the market opened on April 6, 2026. The Company’s authorized share capital and par value remained unchanged following the 2026 Reverse Split, as unlimited Ordinary Shares with no par value.

Additional Paid-in Capital

The additional paid-in capital at June 30, 2026 and December 31, 2025 was $160,068,680 and $101,235,450, respectively. During the six months ended June 30, 2026 and 2025, $58,833,231 and nil was contributed to the Company, respectively.

MEIWU TECHNOLOGY COMPANY LIMITED

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

12. EQUITY (CONTINUED)

Subsequent Event — Dual-Class Share Structure

As further described in Note 17 – Subsequent Events, on September 15, 2026, the Company’s shareholders approved to re-designate and re-classify its authorized share so that the Company is authorized to issue an unlimited number of Class A ordinary shares without par value and an unlimited number of Class B ordinary shares without par value (the “Reclassification”). In connection with the effectiveness of such Reclassification, the Company’s issued and outstanding ordinary shares were re-designated as follows:

Shareholder	Shares held immediately prior to the Reclassification	Reclassification	Shares held immediately after the Reclassification
Changbin Xia	135,000 Ordinary Shares	Class B Ordinary Shares	135,000 Class B Ordinary Shares
Union International Company Limited	73 Ordinary Shares	Class B Ordinary Shares	73 Class B Ordinary Shares
All other shareholders	26,195,398 Ordinary Shares	Class A Ordinary Shares	26,195,398 Class A Ordinary Shares
Total	26,330,471 Ordinary Shares	-	26,330,471 Ordinary Shares

The following table sets forth the pro forma effect of the Reclassification on the Company’s share capital as of June 30, 2026, as if the Reorganization had been effected on such date (unaudited):

	As of June 30, 2026	Pro Forma (Unaudited)

Ordinary shares	26,330,471 Shares	-
Class A Ordinary Shares	-	26,195,398 Shares
Class B Ordinary Shares	-	135,073 Shares
Total shareholders’ deficit	$(62,471,192)	$(62,471,192)

The pro forma information is for illustrative purposes only and does not reflect the actual share capital structure as of June 30, 2026. The Reclassification will be reflected in the Company’s consolidated financial statements beginning in the second half of 2026.

As of September 15, 2026, all Class B Ordinary Shares were held by Mr. Changbin Xia and Union International Company Limited, an entity controlled by Mr. Changbin Xia, the Chairman of the Company’s Board of Directors. Class B Ordinary Shares are entitled to 150 votes per share, while Class A Shares are entitled to one vote per share. Both classes have identical economic rights.